EMPLOYEE BENEFIT EXPENSES (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF EMPLOYEE BENEFIT EXPENSES

		Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	Note	USD	USD	USD
Basic salaries, allowances and all benefits-in-kind		23,274,243	14,934,202	14,392,676
Pension costs - defined contribution plans		552,064	322,891	316,009
Share-based payments	(a)	11,684,519	29,176,427	11,397,318
		35,510,826	44,433,520	26,106,003